Shareholders' Equity (Details) - Schedule of Basic and Diluted Earnings Per Common Share - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Earnings Per Common Share [Abstract]
Weighted average number of common shares outstanding	83,001,989	80,058,861
Weighted average shares dilution adjustments: 1 Stock options
RSUs
Diluted weighted average shares outstanding	83,001,989	80,058,861